Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 19, 2012
Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 19, 2012
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TORTX
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund | C Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TORCX
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TORIX

Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund
Tortoise MLP & Pipeline Fund
Investment Objective
The investment objective of the Tortoise MLP & Pipeline Fund (the "Fund") is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of the Fund's
statutory Prospectus on page 25.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Tortoise MLP & Pipeline Fund (USD $)	Investor Class Shares		C Class Shares		Institutional Class Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	none	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of those investments made within 12 months of the purchase. If imposed, the CDSC will be assessed on an amount equal to the lesser of the shareholder's initial investment or the value of the shareholder's investment at redemption.
[2]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the shareholder's initial investment or the value of the shareholder's investment at redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Tortoise MLP & Pipeline Fund		Investor Class Shares	C Class Shares	Institutional Class Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		3.05%	3.05%	3.05%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.16%	4.91%	3.91%
Fee Waiver/Expense Reimbursement	[2]	(2.80%)	(2.80%)	(2.80%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.36%	2.11%	1.11%
[1]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Tortoise Capital Advisors, L.L.C. (the "Adviser") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.35% of the average daily net assets of the Investor Class, 2.10% of the average daily net assets of the C Class and 1.10% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Tortoise MLP & Pipeline Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	706	1,525	2,358	4,504
C Class Shares	314	1,225	2,238	4,779
Institutional Class Shares	113	934	1,774	3,953

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Tortoise MLP & Pipeline Fund C Class Shares	214	1,225	2,238	4,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. For the most recent fiscal period from May 31, 2011 (the Fund's inception date) through November 30, 2011, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of master limited partnerships ("MLPs") and pipeline companies. MLPs, also known as publicly traded partnerships, predominately operate, or directly or indirectly own, energy-related assets. Pipeline companies are defined as either entities in which the largest component of their assets, cash flow or revenue is associated with the operation or ownership of energy pipelines and complementary assets or entities operating in the energy pipeline industry as defined by standard industrial classification ("SIC"). Pipeline companies include investment companies that invest primarily in MLP or pipeline companies.

The Fund intends to focus its investments primarily in equity securities of MLP and pipeline companies that own and operate a network of energy infrastructure asset systems that transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids.

The Fund seeks to achieve its investment objective by investing primarily in equity securities of any capitalization that are publicly traded on an exchange or in the over-the-counter market, consisting of common stock, but also including, among others, MLP and limited liability company ("LLC") common units; the equity securities issued by MLP affiliates, such as MLP I-Shares and common shares of corporations that own, directly or indirectly, MLP general partner interests;
and other investment companies that invest in MLP and pipeline companies.

MLP common units represent an equity ownership interest in an MLP. Some energy infrastructure companies in which the Fund may invest are organized as LLCs which are treated in the same manner as MLPs for federal income tax purposes.
The Fund may invest in LLC common units which represent an ownership interest in the LLC. Interests in MLP and LLC common units entitle the holder to a share of the company's success through distributions and/or capital appreciation.

I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC. Securities of MLP affiliates also include publicly traded equity securities of LLCs that own, directly or indirectly, general partner interests of an MLP.

Pursuant to tax regulations, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Issuers of MLP I-Shares are corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to this limitation.

In addition, the Fund may invest in preferred equity, convertible securities, rights, warrants and depository receipts of companies that are organized as corporations and energy infrastructure real estate investment trusts ("REITs").
The Fund may also write call options on securities, but will only do so on securities it holds in its portfolio (i.e., covered calls).

Under normal circumstances, the Fund may invest up to (i) 30% of its total assets in securities issued by non-U.S. issuers (including American Depositary
Receipts ("ADRs") and Canadian issuers), which may include securities issued by pipeline companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a different country; (ii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade ("junk bonds") by a nationally recognized statistical rating organization ("NRSRO") or judged by the Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid securities; and (iv) 10% of its total assets in securities of any issuer. The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

The Fund may invest up to 100% of its total assets in cash, high-quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions, and to retain flexibility in meeting redemptions and paying expenses, which may result in the Fund not achieving its investment objective.

Except for investments in illiquid securities, the above investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions. To the extent that market value fluctuations cause illiquid securities held by the Fund to exceed 15% of its net assets, the Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitations as soon as reasonably practical. Generally, this requirement does not obligate the Fund to liquidate a position where the Fund would incur a loss on the sale.

The Adviser seeks to invest in securities that offer a combination of yield, growth and quality, intended to result in superior long-term total returns. The
Adviser's securities selection process includes a comparison of quantitative, qualitative, and relative value factors. Primary emphasis will be placed on proprietary models constructed and maintained by the Adviser's in-house investment team, although the Adviser may use research provided by broker-dealers and investment firms. To determine whether a company meets its criteria, the Adviser will generally look for companies with essential, long-lived energy infrastructure assets with high barriers to entry, total return potential, predictable revenue and stable operating structures, and experienced, operations-focused management teams.

Borrowing Policy. The Fund may utilize borrowings for investment purposes and for redemption of Fund shares. Utilization of such borrowings would generally be short term in nature, and within the constraints of the 1940 Act and will consist of a line of credit from a bank or group of banks.
Principal Investment Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation ("FDIC") or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
The principal risks of investing in the Fund are:

General Market Risk.  The Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Adviser Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Concentration Risk. The Fund's strategy of focusing its investments in MLP and pipeline companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. The Fund's focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if one or two of its investments perform poorly.

Non-Diversified Fund Risk. Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of energy infrastructure companies in particular, or a particular company.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of
U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

MLP Risk.  MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of
MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund's investment in an MLP will depend largely on the MLP's treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

MLP Affiliate Risk. The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by that MLP's affiliate. Securities of MLP I-Shares may trade at a market price below that of the
MLP affiliate and may be less liquid than securities of their MLP affiliate.

Debt Securities Risks. Debt securities are also subject to credit, interest rate, call or prepayment, duration and maturity risks that can negatively affect their value or force the Fund to re-invest at lower yields. The value of debt securities may decline for a number of reasons, such as management performance, financial leverage and reduced demand for the issuer's products and services.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as "junk bonds") involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Investment Company and RIC Compliance Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies and MLPs. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses. The Fund's investment in
MLPs presents unusual challenges in qualifying each year as a "regulated investment company" (a "RIC") under the Internal Revenue Code, which allows the Fund to avoid paying taxes at regular corporate rates on its income. If for any taxable year the
Fund fails to qualify as a RIC, the Fund's taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to the Fund's expenses will reduce its performance and its income available for distribution to shareholders.

Covered Call Option Risk. If the Fund writes a covered call option, during the option's life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Liquidity Risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Energy Infrastructure Industry Risk. Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Who Should Invest
Before investing in the Fund, investors should consider their investment goals, time horizons and risk tolerance. The Fund may be an appropriate investment for investors who are seeking:

· An investment vehicle for accessing a portfolio of MLP and pipeline companies;

· A traditional flow-through mutual fund structure with daily liquidity at NAV;

· Simplified tax reporting through a Form 1099;

· A fund offering the potential for total return through capital appreciation and current income;

· A fund that may be suitable for retirement and other tax exempt accounts;

· Potential diversification of their overall investment portfolio; and

· Professional securities selection and active management by an experienced adviser.

The Fund is designed for long-term investors and is not designed for investors who are seeking short-term gains. The Fund will take reasonable steps to identify and reject orders from market timers. See "Shareholder Information - Buying
Shares" and "- Redeeming Shares".
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information will be available on the Adviser's website at www.tortoiseadvisors.com or by calling the Fund toll-free at
855-TCA-Fund (855-822-3863). Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 19, 2012
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tortoise MLP & Pipeline Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Tortoise MLP & Pipeline Fund (the "Fund") is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of the Fund's
		statutory Prospectus on page 25.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. For the most recent fiscal period from May 31, 2011 (the Fund's inception date) through November 30, 2011, the Fund's portfolio turnover rate
		was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of master limited partnerships ("MLPs") and pipeline companies. MLPs, also known as publicly traded partnerships, predominately operate, or directly or indirectly own, energy-related assets. Pipeline companies are defined as either entities in which the largest component of their assets, cash flow or revenue is associated with the operation or ownership of energy pipelines and complementary assets or entities operating in the energy pipeline industry as defined by standard industrial classification ("SIC"). Pipeline companies include investment companies that invest primarily in MLP or pipeline companies.

The Fund intends to focus its investments primarily in equity securities of MLP and pipeline companies that own and operate a network of energy infrastructure asset systems that transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids.

The Fund seeks to achieve its investment objective by investing primarily in equity securities of any capitalization that are publicly traded on an exchange or in the over-the-counter market, consisting of common stock, but also including, among others, MLP and limited liability company ("LLC") common units; the equity securities issued by MLP affiliates, such as MLP I-Shares and common shares of corporations that own, directly or indirectly, MLP general partner interests;
and other investment companies that invest in MLP and pipeline companies.

MLP common units represent an equity ownership interest in an MLP. Some energy infrastructure companies in which the Fund may invest are organized as LLCs which are treated in the same manner as MLPs for federal income tax purposes.
The Fund may invest in LLC common units which represent an ownership interest in the LLC. Interests in MLP and LLC common units entitle the holder to a share of the company's success through distributions and/or capital appreciation.

I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC. Securities of MLP affiliates also include publicly traded equity securities of LLCs that own, directly or indirectly, general partner interests of an MLP.

Pursuant to tax regulations, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Issuers of MLP I-Shares are corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to this limitation.

In addition, the Fund may invest in preferred equity, convertible securities, rights, warrants and depository receipts of companies that are organized as corporations and energy infrastructure real estate investment trusts ("REITs").
The Fund may also write call options on securities, but will only do so on securities it holds in its portfolio (i.e., covered calls).

Under normal circumstances, the Fund may invest up to (i) 30% of its total assets in securities issued by non-U.S. issuers (including American Depositary
Receipts ("ADRs") and Canadian issuers), which may include securities issued by pipeline companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a different country; (ii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade ("junk bonds") by a nationally recognized statistical rating organization ("NRSRO") or judged by the Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid securities; and (iv) 10% of its total assets in securities of any issuer. The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

The Fund may invest up to 100% of its total assets in cash, high-quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions, and to retain flexibility in meeting redemptions and paying expenses, which may result in the Fund not achieving its investment objective.

Except for investments in illiquid securities, the above investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions. To the extent that market value fluctuations cause illiquid securities held by the Fund to exceed 15% of its net assets, the Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitations as soon as reasonably practical. Generally, this requirement does not obligate the Fund to liquidate a position where the Fund would incur a loss on the sale.

The Adviser seeks to invest in securities that offer a combination of yield, growth and quality, intended to result in superior long-term total returns. The
Adviser's securities selection process includes a comparison of quantitative, qualitative, and relative value factors. Primary emphasis will be placed on proprietary models constructed and maintained by the Adviser's in-house investment team, although the Adviser may use research provided by broker-dealers and investment firms. To determine whether a company meets its criteria, the Adviser will generally look for companies with essential, long-lived energy infrastructure assets with high barriers to entry, total return potential, predictable revenue and stable operating structures, and experienced, operations-focused management teams.

Borrowing Policy. The Fund may utilize borrowings for investment purposes and for redemption of Fund shares. Utilization of such borrowings would generally be short term in nature, and within the constraints of the 1940 Act and will consist of a
		line of credit from a bank or group of banks.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of master limited partnerships ("MLPs") and pipeline companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation ("FDIC") or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
The principal risks of investing in the Fund are:

General Market Risk.  The Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Adviser Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Concentration Risk. The Fund's strategy of focusing its investments in MLP and pipeline companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. The Fund's focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if one or two of its investments perform poorly.

Non-Diversified Fund Risk. Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of energy infrastructure companies in particular, or a particular company.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of
U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

MLP Risk.  MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of
MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund's investment in an MLP will depend largely on the MLP's treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

MLP Affiliate Risk. The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by that MLP's affiliate. Securities of MLP I-Shares may trade at a market price below that of the
MLP affiliate and may be less liquid than securities of their MLP affiliate.

Debt Securities Risks. Debt securities are also subject to credit, interest rate, call or prepayment, duration and maturity risks that can negatively affect their value or force the Fund to re-invest at lower yields. The value of debt securities may decline for a number of reasons, such as management performance, financial leverage and reduced demand for the issuer's products and services.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as "junk bonds") involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Investment Company and RIC Compliance Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies and MLPs. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses. The Fund's investment in
MLPs presents unusual challenges in qualifying each year as a "regulated investment company" (a "RIC") under the Internal Revenue Code, which allows the Fund to avoid paying taxes at regular corporate rates on its income. If for any taxable year the
Fund fails to qualify as a RIC, the Fund's taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to the Fund's expenses will reduce its performance and its income available for distribution to shareholders.

Covered Call Option Risk. If the Fund writes a covered call option, during the option's life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Liquidity Risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Energy Infrastructure Industry Risk. Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Who Should Invest
Before investing in the Fund, investors should consider their investment goals, time horizons and risk tolerance. The Fund may be an appropriate investment for investors who are seeking:

· An investment vehicle for accessing a portfolio of MLP and pipeline companies;

· A traditional flow-through mutual fund structure with daily liquidity at NAV;

· Simplified tax reporting through a Form 1099;

· A fund offering the potential for total return through capital appreciation and current income;

· A fund that may be suitable for retirement and other tax exempt accounts;

· Potential diversification of their overall investment portfolio; and

· Professional securities selection and active management by an experienced adviser.

The Fund is designed for long-term investors and is not designed for investors who are seeking short-term gains. The Fund will take reasonable steps to identify and reject orders from market timers. See "Shareholder Information - Buying
		Shares" and "- Redeeming Shares".
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information will be available on the Adviser's website at www.tortoiseadvisors.com or by calling the Fund toll-free at
855-TCA-Fund (855-822-3863). Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods
		compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-822-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tortoiseadvisors.com
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.16%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,525
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,358
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,504
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund | C Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.91%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.11%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,225
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,238
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,779
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.91%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,774
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,953

[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of those investments made within 12 months of the purchase. If imposed, the CDSC will be assessed on an amount equal to the lesser of the shareholder's initial investment or the value of the shareholder's investment at redemption.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Tortoise Capital Advisors, L.L.C. (the "Adviser") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.35% of the average daily net assets of the Investor Class, 2.10% of the average daily net assets of the C Class and 1.10% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus.
[4]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the shareholder's initial investment or the value of the shareholder's investment at redemption.